Short-Term Investments	12 Months Ended
Dec. 31, 2022
Disclosure of short and long term investments [Abstract]
SHORT AND LONG-TERM INVESTMENTS	SHORT-TERM AND LONG-TERM INVESTMENTS
5.1    Accounting policies
In the presentation and measurement of financial investments, the Company considers the provisions of IFRS 9 – Financial Instruments, which determine that financial assets shall be initially measured at fair value less costs directly attributable to their acquisition. In turn, the subsequent measurement is divided into two categories:
5.1.1     Amortized cost
Short-term investments are measured at amortized cost when all the following conditions are met:
•The Company plans to hold the financial asset to collect cash flows set forth in contract;
•Contractual cash flows represent solely payments of interest and principal (“SPPI”); and
•The Company did not opt for the fair value methodology in order to eliminate measurement inconsistencies or an “accounting mismatch”.
5.1.2    Fair value
•Through comprehensive income: short-term investments shall be measured at fair value through comprehensive income when both of the following conditions are met:
(i)the Company plans to hold the financial asset to collect cash flows set forth in contract and sell the asset; and
(ii)contractual cash flows represent SPPI;
•Through profit or loss: it is considered to be a residual category, i.e. the Company does not plan to hold the financial asset to collect cash flows set forth in contract and/or sell the asset, this shall be measured at fair value through profit or loss.
Financial instruments designated at fair value through profit or loss are used to eliminate or significantly reduce an accounting mismatch, and are therefore measured at fair value.
5.2    TAP Bond
On March 14, 2016, the Company acquired Series A convertible bond issued by TAP ("TAP Bond") in the amount of €90 million. The TAP Bond matures in 10 years from its issue, with annual interest of 3.75% until September 20, 2016 and 7.5% in the following years. The accrued interest shall be paid on the maturity date or until the early redemption of the securities, whichever is earlier.
5.3    Breakdown of short-term investments

	Weighted average rate p.a.	December 31,
Description		2022	2021

Bank Deposit Certificate - CDB	101.8% of CDI	—	1,430
TAP Bond	7.5%	733,043	906,719
		733,043	908,149

Current		—	1,430
Non-current		733,043	906,719